REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2023
REDEEMABLE NON-CONTROLLING INTERESTS
Schedule of change in the carrying amount of redeemable non-controlling interests

	Year ended December 31,
	2021	2022
Balance at beginning of the year	120,820	404,673
Capital injection from CPE Fund	208,801	—
Net loss attributable to redeemable non-controlling interests	(2,592)	(655)
Accretion to redemption value of redeemable non-controlling interests	77,644	10,801
Adjustment to the redemption value of redeemable non-controlling interests	—	178,982
Reclassification to current liability	—	(593,801)
Balance at end of the year	404,673	—